Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Statement [line items]
Commitments and contingencies
27. Commitments and contingencies
Leasing commitments
The Group has entered into various fixed-term operational leases, mainly for cars and real estate. As of December 31, 2017, the Group’s commitments with respect to these leases, including estimated payment dates, were as follows:
(USD millions)	2017

2018	309

2019	224

2020	161

2021	131

2022	123

Thereafter	2 221

Total	3 169

Expense of current year	337

Research & Development and other intangible asset purchase commitments
The Group has entered into long-term research and development agreements with various institutions which provide for potential milestone payments by Novartis that may be capitalized. As of December 31, 2017 the Group’s commitments to make payments under those agreements and other agreements to purchase intangible assets, and their estimated timing, were as follows:
(USD millions)	Research & Development commitments	Other intangible asset purchase commitments	Total

2018	780	130	910

2019	671		671

2020	864		864

2021	801		801

2022	353		353

Thereafter	837		837

Total	4 306	130	4 436

Other commitments
The Group has entered into various purchase commitments for services and materials as well as for equipment in the ordinary course of business. These commitments are generally entered into at current market prices and reflect normal business operations.
Contingencies
Group companies have to observe the laws, government orders and regulations of the country in which they operate.
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and that could affect our business, financial position and reputation. While Novartis does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Novartis may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow.
Governments and regulatory authorities around the world have been stepping up their compliance and law enforcement activities in recent years in key areas, including marketing practices, pricing, corruption, trade restrictions, embargo legislation, insider trading, antitrust, cyber security and data privacy. Further, when one government or regulatory authority undertakes an investigation, it is not uncommon for other governments or regulators to undertake investigations regarding the same or similar matters. Responding to such investigations is costly and requires an increasing amount of management’s time and attention. In addition, such investigations may affect our reputation, create a risk of potential exclusion from government reimbursement programs in the United States and other countries, and may lead to (or arise from) litigation. These factors have contributed to decisions by Novartis and other companies in the healthcare industry, when deemed in their interest, to enter into settlement agreements with governmental authorities around the world prior to any formal decision by the authorities or a court. Those government settlements have involved and may continue to involve, in current government investigations and proceedings, large cash payments, sometimes in the hundreds of millions of dollars or more, including the potential repayment of amounts allegedly obtained improperly and other penalties, including treble damages. In addition, settlements of government healthcare fraud cases often require companies to enter into corporate integrity agreements, which are intended to regulate company behavior for a period of years. Our affiliate Novartis Pharmaceuticals Corporation is a party to such an agreement, which will expire in 2020. Also, matters underlying governmental investigations and settlements may be the subject of separate private litigation.
While provisions have been made for probable losses, which management deems to be reasonable or appropriate, there are uncertainties connected with these estimates.
Note 19 contains additional information on these matters.
A number of Group companies are involved in legal proceedings concerning intellectual property rights. The inherent unpredictability of such proceedings means that there can be no assurances as to their ultimate outcome. A negative result in any such proceeding could potentially adversely affect the ability of certain Novartis companies to sell their products, or require the payment of substantial damages or royalties.
In the opinion of management, however, the outcome of these actions will not materially affect the Group’s financial position but could be material to the results of operations or cash flow in a given period.
The Group’s potential environmental remediation liability is assessed based on a risk assessment and investigation of the various sites identified by the Group as at risk for environmental remediation exposure. The Group’s future remediation expenses are affected by a number of uncertainties. These uncertainties include, but are not limited to, the method and extent of remediation, the percentage of material attributable to the Group at the remediation sites relative to that attributable to other parties, and the financial capabilities of the other potentially responsible parties.
Note 19 contains additional information on environmental liabilities.